Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Euros into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	$ 11.0
Japanese Yen into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	51.6
Dollars into NIS [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	32.0
Korean Won into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	19.7
Chinese Yuan into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	14.9
Taiwan Dollars into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	$ 39.4